Segment Information - Schedule of Segment Disclosure (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Console game, hardware, and accessories [Member]
Schedule of Segment Disclosure [Line Items]
Revenues from external customers		$ 228,776,065	$ 122,018,643	$ 90,976,328
Revenues, a related party		114,094	1,244,899	42,477
Intersegment revenue		381,400		9,868
Total segment revenue		229,271,559	123,263,542	91,028,673
Less:
Cost of revenue		209,884,697	115,884,467	80,804,637
Advertising and marketing expenses		1,797,975	1,091,784	594,729
Amortization and depreciation		1,685,127	2,303,694	2,161,956
Provision for credit loss		888,599	70,076	165,315
Professional fee		2,162,300	713,369	791,998
R&D Expense		41,338	209,746	250,922
Rent		1,237,336	680,867	612,945
Salary expenses		11,518,294	4,270,308	3,458,457
Interest expenses		1,987,061	644,003	507,803
Other segments items	[1]	2,284,422	1,422,352	(408,726)
Segment loss		(4,215,590)	(4,027,124)	2,088,637
Game publishing [Member]
Schedule of Segment Disclosure [Line Items]
Revenues from external customers		7,146,373	16,029,524	3,431,678
Revenues, a related party
Intersegment revenue		1,523,690	7,727,708	1,015,194
Total segment revenue		8,670,063	23,757,232	4,446,872
Less:
Cost of revenue		5,041,422	11,110,156	2,736,076
Advertising and marketing expenses		1,554,573	629,239	768,414
Amortization and depreciation		1,952
Provision for credit loss		339,214	(205,580)	234,075
Professional fee		1,028,376	11,366	35,372
R&D Expense
Rent		27,784
Salary expenses		1,680,194	1,344,110	765,423
Interest expenses		148,909	14,822
Other segments items	[1]	331,587	177,328	128,312
Segment loss		(1,483,948)	10,675,791	(220,800)
Advertising service [Member]
Schedule of Segment Disclosure [Line Items]
Revenues from external customers		1,508,407	1,973,858	2,716,090
Revenues, a related party		4,655	264,506
Intersegment revenue
Total segment revenue		1,513,062	2,238,364	2,716,090
Less:
Cost of revenue		869,320	956,391	1,389,562
Advertising and marketing expenses		446,312	412,225	139,762
Amortization and depreciation		10,302	33,397	202,348
Provision for credit loss		13,310	(60,199)	84,858
Professional fee		8,569	70,834	35,190
R&D Expense
Rent		195,348	232,918	199,150
Salary expenses		614,099	913,349	1,183,987
Interest expenses		6,955	6,359
Other segments items	[1]	(80,782)	(113,400)	121,649
Segment loss		(570,371)	(213,510)	(640,416)
Reportable Subsegments [Member]
Schedule of Segment Disclosure [Line Items]
Revenues from external customers		237,430,845	140,022,025	97,124,096
Revenues, a related party		118,749	1,509,405	42,477
Intersegment revenue		1,905,090	7,727,708	1,025,062
Total segment revenue		239,454,684	149,259,138	98,191,635
Reconciliation of revenue
Other revenue	[2]	1,374,495	541,156	368,128
Elimination of intersegment revenues		(1,905,090)	(7,727,708)	(1,025,062)
Total consolidated revenues		238,924,089	142,072,586	97,534,701
Less:
Segment loss		(6,269,909)	6,435,157	1,227,421
Reconciliation of segment loss
Add: Other profit	[2]	175,468	26,835	192,545
Less: Elimination of intersegment profit		(11,360)	431,341	175,361
Other operating expenses		827,986	68,835	48,252
Advertising and marketing expenses		268,047
Amortization and depreciation		15,338
Professional fee		4,981,926	2,383,796	1,095,390
Salary expenses		1,428,087	112,603	1,329,679
Other expense, net		176,255	26,566	21,830
Debt issuance costs		379,242	1,590,750
Change in fair value of convertible notes and derivative liabilities		1,188,928	(4,875,420)
Change in fair value of contingent consideration for acquisition		10,614,578	545,428	272,029
Loss before income taxes		$ (25,963,468)	$ 6,178,093	$ (1,907,665)

[1]

Other segment items for each reportable segment include:

Console Game, hardware, and accessories - office, entertainment, travel, non-operating income from advertising compensation from vendors, foreign currencies gain or loss and other miscellaneous expenses

Game publishing - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

Advertising service - office, entertainment, travel, foreign currencies gain or loss, and other miscellaneous expenses

[2]	Revenue and profit or loss from segments below the quantitative thresholds are attributable to an operating segment of the Company that includes the distribution of jewelry products. This operating segment has not met any of the quantitative thresholds for determining reportable segments.